Provisions (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions [abstract]
Pension liabilities	kr 8	kr 7	kr 10	kr 8
Long term employee benefit	1	2
Off balance, expected credit losses	2	3
Total	kr 10	kr 12